Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of profit or loss and other comprehensive income [abstract]
REVENUES (note 21)	$ 14,423	$ 15,549
EXPENSES
Operating expenses (note 20, 21)	(10,594)	(14,436)
Exploration and evaluation (note 21)	(9,032)	(15,238)
General and administrative (note 21)	(7,609)	(7,811)
Other income (expense) (note 20)	(95)	2,970
Total expenses before finance charges, equity accounting and tax	(27,330)	(34,515)
Loss before finance charges, equity accounting	(12,907)	(18,966)
Finance expense (note 20)	(4,236)	(4,125)
Equity share of income (loss) of associate (note 8)	0	(426)
Loss before taxes	(17,143)	(23,517)
Income tax recovery (note 15): Deferred	860	5,376
Net loss for the period	(16,283)	(18,141)
Items that may be reclassified to loss:
Unamortized experience gain - post employment liability	638	0
Foreign currency translation change	3	7
Comprehensive loss for the period	$ (15,642)	$ (18,134)
Basic and diluted net loss per share	$ (0.03)	$ (0.03)
Weighted-average number of shares outstanding (in thousands):
Basic and diluted	628,441	590,343